CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) - Condensed Statement of Cash Flow (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (95,567)	$ (21,057)	$ (42,443)	$ (89,981)
Cash (used in) provided by operating activities:
Change in fair value of derivative warrant liabilities	(6,793)	0	(23,627)	10,337
Net cash used in operating activities	(74,977)	(10,037)	(8,820)	(29,775)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from trust	44,883	0	0	0
Net cash used in investing activities	(544,367)	(909)	(2,920)	(1,994)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE investments	118,000	0	0	70,000
Payment of PIPE transaction costs	0	0	0	(1,068)
Proceeds from Notes Payable	0		1,632	0
Repayment of note payable	0		(1,770)	0
Tax refund (withholding)	0	0	0	(1,204)
Net cash provided by financing activities	629,465	3,883	5,582	44,329
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	10,121	(7,063)	(6,158)	12,560
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Beginning of period	78	13,444	22,576	10,163
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - End of period	10,163	$ 6,477	16,302	22,576
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	(95,567)		(42,443)	(89,981)
Cash (used in) provided by operating activities:
Equity in income of subsidiaries	102,379		47,652	78,399
Change in fair value of derivative warrant liabilities	(6,793)		(23,627)	10,337
Net cash used in operating activities	19		(18,417)	(1,245)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from trust	6,400		0	0
Net cash used in investing activities	6,400		0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE investments	0		0	70,000
Payment of PIPE transaction costs	0		0	(1,069)
Tax refund (withholding)	0		558	(1,204)
Transfers from subsidiaries	6,000		32,750	30,575
Transfers to subsidiaries	(300)		0	(66,250)
Expenses paid on behalf of subsidiaries	(8,982)		(14,700)	(33,603)
Net cash provided by financing activities	(3,282)		18,470	(1,551)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	3,137		53	(2,796)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Beginning of period	78		419	3,215
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - End of period	$ 3,215		$ 472	$ 419